Derivative financial instruments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Hedges	Dec. 31, 2020 GBP (£) Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Amounts reclassified in relation to cash flows affecting profit or loss | £	£ 630	£ 268
Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging effectiveness	80.00%
Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging effectiveness	125.00%
Central Counterparty Clearing House (CCP) | Derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Increase nominal amount | £	£ 1,828,000
Cash flow hedges | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	36	29
Average rate of hedging instrument	137.85%	135.29%
Fair value hedges | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	1,782	1,906
Average rate of hedging instrument	1.88%	1.87%
Fair value hedges | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	96	104
Average rate of hedging instrument	0.51%	0.63%